Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 3,302,545	$ 2,451,731	$ 1,953,619
Held-to-maturity investments, long-term	10,480,964
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income	2,510,647	3,044,856	1,368,358
Interest receivable	856,068	539,586
Held-to-maturity investments | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities	7,100,203	11,917,947
Held-to-maturity securities, 2015
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	8,003,140
Held-to-maturity securities, 2016
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	2,477,824
Trading Securities
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 1,413,810